Touchstone Baron Small Cap Growth Fund (Prospectus Summary) | Touchstone Baron Small Cap Growth Fund
The Fund's Investment Goal
Touchstone Baron Small Cap Growth Fund Summary
The Touchstone Baron Small Cap Growth Fund (the "Fund") seeks long-term capital appreciation.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Baron Small Cap Growth Fund
Management Fees		1.05%
Other Expenses		0.41%
Shareholder Service Fees		0.23%
Total Other Expenses		0.64%
Total Annual Fund Operating Expenses		1.69%
Fee Waiver and/or Expense Reimbursement	[1]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.55%
[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55%. This expense limitation will remain in effect until at least April 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Touchstone Baron Small Cap Growth Fund
Expense Example, With Redemption, 1 Year	158
Expense Example, With Redemption, 3 Years	519
Expense Example, With Redemption, 5 Years	905
Expense Example, With Redemption, 10 Years	1,986

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

The Fund's Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of assets in common stocks of small-sized growth companies. This is a non-fundamental investment policy that the Fund can change upon 60 days prior notice to shareholders. A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase. The Fund's sub-advisor, BAMCO, Inc. ("BAMCO" or "Sub-Advisor"), seeks securities that it believes have (1) favorable price to value characteristics, are well managed, have significant long term growth prospects, and have significant barriers to competition; and (2) the potential to increase in value at least 100% over the next four or five years. Securities are selected for their capital appreciation potential and investment income is not a consideration in BAMCO's stock selection process. The Fund may also focus on specific sectors.

Subject to the Fund's 80% investment policy, the Fund will add to positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in BAMCO's opinion, the company is still an attractive investment. BAMCO will sell securities if it believes they no longer offer the potential for 100% return over the next four or five years or if it uncovers inaccuracies in its stock selection process. BAMCO will also sell securities to make changes to the Fund's portfolio structure, concentration or capitalization. BAMCO will not sell positions solely because their market values have increased.

The Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•  Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Management Risk: Touchstone Advisors, Inc., the Fund's advisor (the "Advisor"), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone Baron Small Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 2000 Growth Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Baron Small Cap Growth Fund Performance as of December 31

Best Quarter: 2nd Quarter 2009	20.00%
Worst Quarter: 4th Quarter 2008	-23.24%
The year-to-date return for the Fund as of March 31, 2013 is 14.15%.
Average Annual Total Returns For the period ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone Baron Small Cap Growth Fund	Baron Small Cap Growth Fund Return	19.17%	6.60%	11.88%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	14.59%	3.49%	9.80%